Commitments and Contingencies - Summary of Guarantees Received from Financial Institutions (Detail) - Dec. 31, 2020 $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 1,205,141	$ 72,045
Performance guarantee [member] | Seoul Guarantee Insurance and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	208,386
Performance guarantee [member] | Korea Development Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		8,569
Performance guarantee [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	9,690
Guarantee for import letters of credit [member] | Industrial Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		5,000
Guarantee for payment in foreign currency [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		40,840
Comprehensive credit line [member] | KEB Hana Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	41,100	8,700
Bid guarantee [member] | KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		400
Bid guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	80,246
Performance guarantee/Warrant guarantee [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	393,019
Guarantee for advance payments/others [member] | Korea Software Financial Cooperative and others [Member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	388,656
Guarantees for licensing [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	7,748
Warranty guarantee [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	1,305
Merchant business guarantee insurance [member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	237
Guarantee for payment in won currency [Member] | Shinhan Bank and others [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	70,962
Refund guarantee for advances received [Member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit | $		$ 8,536
Guarantees for depositions [Member] | Seoul guarantee insurance [member]
Disclosure of detailed information about borrowings [line items]
Guarantees limit	₩ 3,792